Contract asset (Tables)	3 Months Ended
Mar. 31, 2024
Contract Asset
Schedule of contract assets

	December 31, 2023	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	March 31, 2024 (iii)

Total contract asset	7,393,096	1,270,667	1,952	(1,082,990)	7,582,725

As of March 31, 2024 and December 31, 2023, the contract asset had no amounts recognized as leases. Leases were part of construction costs and, since June 2020, additional works had been executed by the Company.

	December 31, 2022	Additions	Transfers	Transfers of works to intangible assets	March 31, 2023

Total contract asset	8,613,968	1,204,867	280	(1,105,061)	8,714,054

As of March 31, 2023, the contract asset included R$ 175,145, recorded as a lease (R$ 276,893 as of December 31, 2022). Leases were part of construction costs and, since June 2020, additional works had been executed by the Company.

(i)	The largest additions in the period were located in the municipalities of São Paulo, Guarulhos, and Itanhaém, totaling R$ 558 million, R$ 110 million, and R$ 43 million, respectively.
(ii)	The largest transfers in the period were located in the municipalities of São Paulo, Cajamar, and Arujá, totaling R$ 403 million, R$ 95 million, and R$ 63 million, respectively.
(iii)	The largest works were located in the municipalities of São Paulo, Guarulhos, and Francisco Morato, totaling R$ 2,207 million, R$ 320 million, and R$ 260 million, respectively.